Unaudited Condensed Consolidated Statements of Operations And Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 29,284,218	$ 56,475,121
Cost of revenues	(28,705,358)	(55,456,935)
Gross profit	578,860	1,018,186
Operating expenses:
General and administrative expenses	(807,114)	(649,079)
Total operating expenses	(807,114)	(649,079)
(Loss) Income from operations	(228,254)	369,107
Other income (expense):
Interest income	2,641	1,408
Interest (expenses)	(5,587)
Other income, net	28,875	50,674
Total other income, net	25,929	52,082
(Loss) Income before income taxes	(202,325)	421,189
Income tax expense	(14,508)	(241,532)
Net (loss) income	(216,833)	179,657
Comprehensive loss
Foreign currency translation (loss)	(45,764)	(12,400)
Comprehensive (loss) income attributable to shareholders	$ (262,597)	$ 167,257
(Loss) Income per ordinary share
Basic (in Dollars per share)	$ (0.01)	$ 0.01
Weighted average number of ordinary shares outstanding
Basic (in Shares)	24,383,383	24,000,000